Average Annual Total Returns{- Fidelity Short Duration High Income Fund} - 04.30 Fidelity Short Duration High Income Fund AMCIZ PRO-16 - Fidelity Short Duration High Income Fund	Fidelity Advisor Short Duration High Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Short Duration High Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Short Duration High Income Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Short Duration High Income Fund: Class A Return Before Taxes Inception Date	Fidelity Advisor Short Duration High Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Short Duration High Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Short Duration High Income Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Short Duration High Income Fund: Class A After Taxes on Distributions Inception Date	Fidelity Advisor Short Duration High Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Short Duration High Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Short Duration High Income Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Short Duration High Income Fund: Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Short Duration High Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Short Duration High Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Short Duration High Income Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Short Duration High Income Fund: Class M Return Before Taxes Inception Date	Fidelity Advisor Short Duration High Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Short Duration High Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Short Duration High Income Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Short Duration High Income Fund: Class C Return Before Taxes Inception Date	Fidelity Advisor Short Duration High Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Short Duration High Income Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Short Duration High Income Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Short Duration High Income Fund: Class I Return Before Taxes Inception Date	Fidelity Advisor Short Duration High Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Short Duration High Income Fund: Class Z Return Before Taxes Past 5 years	Fidelity Advisor Short Duration High Income Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Short Duration High Income Fund: Class Z Return Before Taxes Inception Date	ML221 Past 1 year	ML221 Past 5 years	ML221 Since Inception		F1879 Past 1 year	F1879 Past 5 years	F1879 Since Inception
Total	(1.06%)	2.90%	2.57%	[1]	Nov. 05, 2013	(2.31%)	1.35%	0.98%	[1]	Nov. 05, 2013	(0.63%)	1.52%	1.23%	[1]	Nov. 05, 2013	(1.06%)	2.90%	2.58%	[1]	Nov. 05, 2013	1.30%	2.97%	2.34%	[1]	Nov. 05, 2013	3.32%	4.00%	3.35%	[1]	Nov. 05, 2013	3.42%		3.99%	[1]	Oct. 02, 2018	4.88%	5.04%	4.49%	[1]	4.96%	5.04%	4.45%	[1]

[1]	(a)From November 5, 2013 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.